Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Distributor fees and marketing reimbursements	$ 3,878	$ 6,348	$ 2,086
Accrued compensation	3,720	3,453	2,227
Accrued clinical trials and R&D	3,518	228
Accrued selling and marketing	2,220	481
Accrued professional fees	1,277	2,105	433
Accrued interest	1,519	489
Accrued warranty	33	48	50
Other accrued expenses	3,151	2,641	855
Total accrued expenses and other current liabilities	$ 19,316	$ 15,793	5,853
Deferred rent			$ 202